ACQUISITIONS (Schedule of Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified				6 Months Ended			1 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jan. 31, 2014 Perion Network Ltd. [Member]	Jun. 30, 2014 Acquired technology [Member] Minimum [Member]	Jun. 30, 2014 Acquired technology [Member] Maximum [Member]	Jan. 31, 2014 Acquired technology [Member] Perion Network Ltd. [Member]	Jan. 31, 2014 Acquired technology [Member] Perion Network Ltd. [Member] Minimum [Member]	Jan. 31, 2014 Acquired technology [Member] Perion Network Ltd. [Member] Maximum [Member]	Jun. 30, 2014 In process research and development [Member]	Jan. 31, 2014 In process research and development [Member] Perion Network Ltd. [Member]	Jun. 30, 2014 Tradename and other [Member] Minimum [Member]	Jun. 30, 2014 Tradename and other [Member] Maximum [Member]	Jan. 31, 2014 Tradename and other [Member] Perion Network Ltd. [Member]	Jan. 31, 2014 Tradename and other [Member] Perion Network Ltd. [Member] Minimum [Member]	Jan. 31, 2014 Tradename and other [Member] Perion Network Ltd. [Member] Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets						$ 28,390				$ 8,100			$ 13,440
Estimated useful lives				3 years	5 years		3 years	5 years	4 years [1]	[2]	4 years	11 years		4 years	11 years
Net assets assumed			4,576
Deferred tax liabilities			(7,591)
Net assets acquired			46,915
Goodwill	146,400	27,520	118,880
Total fair value considerations			$ 165,795

[1]	During 2014, upon completion of the development of one of the projects, the Company evaluated the useful life of such project at 4 years.
[2]	Will be determined upon completion of the development